Changes in Accounting Standards	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [Abstract]
Changes in Accounting Standards
4. CHANGES IN ACCOUNTING STANDARDS

New and amended IFRS Accounting Standards that are effective for the current period
Amendment to IAS 21 - Lack of Exchangeability
Effective January 1, 2025, the Company adopted the Amendment to IAS 21 - Lack of Exchangeability. The amendments contain guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not, as well as associated disclosure requirements when it is concluded a currency is not exchangeable. The adoption of this amendment had no impact on its financial statements.
New and amended IFRS Accounting Standards not yet effective in the current period
Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted.
IFRS 18 - Presentation and Disclosure in Financial Statements
In April 2024, IFRS 18 - Presentation and Disclosure in Financial Statements ("IFRS 18") was released. IFRS 18 replaces IAS 1 - Presentation of Financial Statements ("IAS 1") while carrying forward many of the requirements in IAS 1. IFRS 18 introduces new requirements to:
i.present specified categories and defined subtotals in the statement of earnings,
ii.provide disclosures on management-defined performance measures ("MPMs") in the notes to the financial statements,
iii.improve aggregation and disaggregation. Some of the requirements in IAS 1 are moved to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 Financial Instruments: Disclosures.
The IASB also made minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share in connection with the new standard. IFRS 18 requires retrospective application with specific transition provisions. The Company is required to apply IFRS 18 for annual reporting periods beginning on or after January 1, 2027 with early adoption permitted. The Company is currently evaluating the impact of IFRS 18 on its financial statements.